Goodwill and Intangible Assets, Net (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 6,189,901
Amortization expense	$ 1,447,455	$ 98,940